Risk/Return Detail Data - TargetedInternationalFunds-RetailComboPRO	Dec. 30, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Canada Fund /Fidelity® Canada Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Canada Fund seeks growth of capital over the long term.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate	13.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada. Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks. Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile. Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Bar Chart, Year to Date Return	(13.87%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	16.02%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(25.62%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund | Fidelity Canada Fund
Risk/Return:
Management fee	0.65%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096
2012	8.25%
2013	10.04%
2014	3.71%
2015	(20.13%)
2016	20.11%
2017	14.43%
2018	(14.29%)
2019	25.78%
2020	4.39%
2021	26.91%
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund | Return Before Taxes | Fidelity Canada Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	26.91%
Past 5 years	10.32%
Past 10 years	6.83%
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund | After Taxes on Distributions | Fidelity Canada Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	25.58%
Past 5 years	9.50%
Past 10 years	6.08%
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund | After Taxes on Distributions and Sales | Fidelity Canada Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	17.16%
Past 5 years	8.25%
Past 10 years	5.52%
TargetedInternationalFunds-RetailComboPRO | Fidelity Canada Fund | DR001
Risk/Return:
Label	S&P/TSX Composite Index
Past 1 year	26.17%
Past 5 years	11.36%
Past 10 years	6.81%

[1]	A The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P/TSX Composite Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.